Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 04, 2018	Jul. 29, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 8,523	$ (39,182)	$ 50,301	$ 44,224	$ 24,104
Adjustments to reconcile net income to net cash provided by operating activities:
Charges for discontinued operations	399	357	2,766	802	913
Depreciation and amortization	82,498	82,288	164,061	178,325	177,483
Amortization of debt issuance costs and accretion of original issue discount	3,911	4,125	8,463	17,091	16,848
Debt extinguishment and refinancing charges	19,159	13,562
Write-off of debt issuance costs			9,788
Impairment charge for asset held for sale	3,000
Other non cash items, net	10,560	(753)	3,892	32	(4,534)
Stock-based compensation expense	52,126	5,740	9,102	11,828	2,265
Deferred income tax provision	(1,551)	(10,230)	(35,623)	(23,530)	(21,428)
Increase (decrease) in cash due to changes in:
Accounts receivable	25,409	188	(24,507)	26,533	(2,253)
Merchandise inventories	14,093	791	12,706	30,010	(23,660)
Prepaid expenses and other current assets	12,856	4,290	(47,867)	16,184	(967)
Other assets	1,005	381	967	2,034	(598)
Accounts payable	37,524	39,592	36,081	(29,277)	12,454
Change in book overdrafts	(28,295)	(11,133)	7,523	(42,781)	(20,077)
Accrued expenses	(3,604)	(20,171)	23,241	49,441	12,086
Accrued income taxes	(31,663)	(18,761)	(12,651)	6,343	(13,121)
Closed store obligations	(1,142)	(923)	(2,354)	(1,942)	(2,033)
Other noncurrent liabilities	(1,589)	3,809	4,196	12,111	1,879
Net cash provided by operating activities	203,219	53,970	210,085	297,428	159,361
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property and equipment, net of disposals	(75,666)	(46,253)	(137,466)	(114,756)	(112,363)
Net cash used in investing activities	(75,666)	(46,253)	(137,466)	(114,756)	(112,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term debt		547,544	547,544
Payments on long term debt	(22,829)	(4,812)	(14,437)	(65,161)	(16,760)
Extinguishment of 2nd Lien Term Loan	(631,283)
Proceeds from ABL facility	670,000	956,000	1,645,000	1,166,000	1,841,456
Payments on ABL facility	(794,000)	(744,000)	(1,483,000)	(1,287,000)	(1,871,456)
Debt issuance costs paid		(27,006)	(24,635)	(754)
Dividends paid		(735,580)	(735,518)	(25)	(25)
Capital lease and financing obligations payments	(349)	(322)	(657)	(535)	(553)
Net cash received (paid) from stock option exercises	(19,481)	812	858	377	1,175
Acquisition of treasury stock	(19,149)		(1,969)	(1,427)	(950)
Proceeds from Initial Public Offering, net of underwriters discount and commission	690,970
Payment of Initial Public Offering costs	(5,081)
Other financing activities		500	(2,815)	407	877
Net cash used in financing activities	(131,202)	(6,864)	(69,629)	(188,118)	(46,236)
Net (decrease) increase in cash and cash equivalents	(3,649)	853	2,990	(5,446)	762
Cash and cash equivalents at beginning of period	34,954	31,964	31,964	37,410	36,648
Cash and cash equivalents at end of period	31,305	32,817	34,954	31,964	37,410
Supplemental cash flow information:
Interest paid, net of capitalized interest	99,071	67,340	152,178	126,919	132,800
Income taxes paid	13,988	6,583	14,820	45,746	44,720
Noncash financing and investing activities:
Conversion of contingently redeemable common stock into common stock	13,202
Property additions included in accrued expenses	$ 13,747	$ 18,730	$ 19,405	16,915	$ 19,571
Property acquired through financing obligations				$ 6,500